UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10335

Name of Fund: BlackRock New Jersey Municipal Income Trust (BNJ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New Jersey Municipal Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2014

Date of reporting period: 04/30/2014

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2014 (Unaudited)	BlackRock New Jersey Municipal Income Trust (BNJ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey — 136.4%
Corporate — 9.4%
County of Middlesex New Jersey Improvement Authority, RB, Heldrich Center Hotel, Sub-Series B, 6.25%, 1/01/37 (a)(b)	$1,790	$124,190
County of Salem New Jersey Pollution Control Financing Authority, Refunding RB, Atlantic City Electric, Series A, 4.88%, 6/01/29	2,400	2,551,104
New Jersey EDA, RB, Continental Airlines, Inc. Project, Series B, AMT, 5.63%, 11/15/30	5,160	5,303,035
New Jersey EDA, Refunding RB, New Jersey American Water Co., Inc. Project, AMT:
Series A, 5.70%, 10/01/39	1,500	1,624,755
Series B, 5.60%, 11/01/34	1,275	1,392,747

		10,995,831

County/City/Special District/School District — 15.7%
City of Margate New Jersey, GO, Refunding, Improvement, 5.00%, 1/15/28	1,085	1,188,976
City of Perth Amboy New Jersey, GO, CAB, Refunding (AGM), 5.00%, 7/01/35	175	180,941
City of Perth Amboy New Jersey, GO, Refunding, CAB (AGM), 5.00%, 7/01/34	1,075	1,115,399
County of Essex New Jersey Improvement Authority, Refunding RB, Project Consolidation (NPFGC):
5.50%, 10/01/28	1,440	1,775,419
5.50%, 10/01/29	2,630	3,231,349
County of Hudson New Jersey Improvement Authority, RB, Harrison Parking Facility Project, Series C (AGC):
5.25%, 1/01/39	2,000	2,131,720
5.38%, 1/01/44	2,400	2,555,976
County of Union New Jersey Improvement Authority, LRB, Guaranteed Lease, Family Court Building Project, 5.00%, 5/01/42	890	975,324
County of Union New Jersey Utilities Authority, Refunding RB, Solid Waste System, County Deficiency Agreement, Series A, 5.00%, 6/15/41	2,185	2,354,294

Municipal Bonds	Par (000)	Value
New Jersey (continued)
County/City/Special District/School District (concluded)
New Jersey EDA, Refunding RB, Special Assessment, Kapkowski Road Landfill Project, 6.50%, 4/01/28	$2,500	$2,883,625

		18,393,023

Education — 23.9%
New Jersey EDA, RB:
MSU Student Housing Project Provide, 5.88%, 6/01/42	1,500	1,622,760
The Team Academy Charter School Project, 6.00%, 10/01/33	1,490	1,578,953
New Jersey Educational Facilities Authority, RB:
Higher Educational Capital Improvement Fund, Series A, 5.00%, 9/01/32	2,070	2,278,739
Montclair State University, Series J, 5.25%, 7/01/38	580	638,209
New Jersey Educational Facilities Authority, Refunding RB:
College of New Jersey, Series D (AGM), 5.00%, 7/01/35	3,230	3,499,640
Georgian Court University, Series D, 5.00%, 7/01/33	250	255,045
Kean University, Series A, 5.50%, 9/01/36	2,060	2,310,784
Montclaire State University, Series A, 5.00%, 7/01/44	4,570	4,972,434
New Jersey Institute of Technology, Series H, 5.00%, 7/01/31	660	717,328
Ramapo College, Series B, 5.00%, 7/01/42	265	283,489
University of Medicine & Dentistry, Series B, 7.50%, 6/01/19 (c)	1,450	1,890,061
New Jersey Higher Education Student Assistance Authority, Refunding RB:
Series 1, AMT, 5.75%, 12/01/29	2,055	2,251,622
Series 1A, 5.00%, 12/01/25	455	477,577
Series 1A, 5.00%, 12/01/26	295	309,638
Series 1A, 5.25%, 12/01/32	500	536,945
New Jersey Institute of Technology, RB, Series A, 5.00%, 7/01/42	970	1,037,677

BlackRock New Jersey Municipal Income Trust	April 30, 2014	1

Schedule of Investments (continued)	BlackRock New Jersey Municipal Income Trust (BNJ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Education (concluded)
Rutgers - The State University of New Jersey, Refunding RB, Series L, 5.00%, 5/01/43	$3,145	$3,443,020

		28,103,921

Health — 16.2%
New Jersey EDA, RB:
1st Mortgage, Lions Gate Project, Series A, 5.75%, 1/01/25	500	501,420
1st Mortgage, Lions Gate Project, Series A, 5.88%, 1/01/37	855	848,305
Masonic Charity Foundation Project, 5.50%, 6/01/31	875	875,814
New Jersey EDA, Refunding RB:
First Mortgage, Winchester, Series A, 5.75%, 11/01/24	4,050	4,072,477
Seabrook Village, Inc. Facility, 5.25%, 11/15/26	1,790	1,816,277
New Jersey Health Care Facilities Financing Authority, RB:
Meridian Health System Obligated Group, Series I (AGC), 5.00%, 7/01/38	730	762,587
Robert Wood Johnson University Hospital, Series A, 5.50%, 7/01/43	750	819,938
Virtua Health, Series A (AGC), 5.50%, 7/01/38	1,250	1,330,700
New Jersey Health Care Facilities Financing Authority, Refunding RB:
AHS Hospital Corp., 6.00%, 7/01/37	900	1,034,757
AHS Hospital Corp., 6.00%, 7/01/41	1,045	1,208,605
Meridian Health System Obligated Group, 5.00%, 7/01/26	970	1,068,950
Robert Wood Johnson University Hospital, 5.00%, 7/01/31	500	527,185
St. Barnabas Health Care System, Series A, 5.00%, 7/01/29	1,750	1,788,903
St. Barnabas Health Care System, Series A, 5.63%, 7/01/32	580	629,178

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Health (concluded)
New Jersey Health Care Facilities Financing Authority, Refunding RB (concluded):
St. Barnabas Health Care System, Series A, 5.63%, 7/01/37	$1,605	$1,724,669

		19,009,765

Housing — 9.8%
County of Middlesex New Jersey Improvement Authority, RB, AMT (Fannie Mae):
Administration Building Residential Project, 5.35%, 7/01/34	1,400	1,400,280
New Brunswick Apartments Rental Housing, 5.30%, 8/01/35	4,315	4,317,805
New Jersey Housing & Mortgage Finance Agency, RB:
M/F Housing, Series A, 4.75%, 11/01/29	1,185	1,235,043
S/F Housing, Series AA, 6.38%, 10/01/28	645	672,025
S/F Housing, Series AA, 6.50%, 10/01/38	685	691,569
S/F Housing, Series CC, 5.00%, 10/01/34	995	1,038,999
Newark Housing Authority, RB, M/F Housing, Series A, 5.00%, 12/01/30	2,000	2,206,460

		11,562,181

State — 21.1%
Garden State Preservation Trust, RB, CAB, Series B (AGM), 0.00%, 11/01/26 (d)	6,000	4,015,260
New Jersey EDA, RB:
Kapkowski Road Landfill Project, Series B, AMT, 6.50%, 4/01/31	5,000	5,719,150
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/25	1,365	1,607,055
School Facilities Construction, Series CC-2, 5.00%, 12/15/31	1,525	1,654,442
School Facilities Construction, Series Z (AGC), 5.50%, 12/15/34	3,000	3,399,000

BlackRock New Jersey Municipal Income Trust	April 30, 2014	2

Schedule of Investments (continued)	BlackRock New Jersey Municipal Income Trust (BNJ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
State (concluded)
New Jersey EDA, Refunding RB, Cigarette Tax:
5.00%, 6/15/26	$810	$873,796
5.00%, 6/15/29	1,000	1,058,780
(AGM), 5.00%, 6/15/22	2,940	3,360,920
New Jersey Health Care Facilities Financing Authority, RB, Hospital Asset Transformation Program, Series A, 5.25%, 10/01/38	2,350	2,458,147
State of New Jersey, COP, Equipment Lease Purchase, Series A, 5.25%, 6/15/28	600	657,096

		24,803,646

Transportation — 39.6%
Delaware River Port Authority, RB:
5.00%, 1/01/40	1,380	1,487,392
Series D, 5.00%, 1/01/40	800	843,912
New Jersey EDA, RB, Private Activity Bond, The Goethals Bridge Replacement Project, AMT, 5.38%, 1/01/43	4,500	4,737,105
New Jersey State Turnpike Authority, RB:
Series A, 5.00%, 1/01/38	4,000	4,284,840
Series E, 5.25%, 1/01/40	1,970	2,152,205
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series C (AGM), 0.00%, 12/15/32 (d)	4,000	1,623,640
Transportation Program, Series AA, 5.25%, 6/15/33	3,110	3,449,799
Transportation System, 6.00%, 12/15/38	945	1,109,307
Transportation System, Series A, 6.00%, 6/15/35	4,135	4,911,718
Transportation System, Series A, 5.88%, 12/15/38	1,770	2,056,988
Transportation System, Series A, 5.50%, 6/15/41	2,000	2,198,600
Transportation System, Series A (AGC), 5.50%, 12/15/38	1,000	1,147,620
Transportation System, Series AA, 5.50%, 6/15/39	2,260	2,522,431

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
Transportation (concluded)
Port Authority of New York & New Jersey, RB, JFK International Air Terminal, Special Project:
Series 6, AMT (NPFGC), 5.75%, 12/01/22	$6,000	$6,037,140
Series 8, 6.00%, 12/01/42	1,430	1,570,240
Port Authority of New York & New Jersey, Refunding ARB, Consolidated:
152nd Series, AMT, 5.75%, 11/01/30	1,750	1,946,997
166th Series, 5.25%, 7/15/36	4,000	4,460,640

		46,540,574

Utility — 0.7%
Rahway Valley Sewerage Authority, RB, CAB, Series A (NPFGC), 0.00%, 9/01/33 (d)	2,000	836,440

Total Municipal Bonds — 136.4%		160,245,381

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)
New Jersey — 25.6%
County/City/Special District/School District — 5.2%
County of Union New Jersey Utilities Authority, Refunding LRB, Resource Recovery Facility, Covanta Union, Inc., Series A, AMT, 5.25%, 12/01/31	5,710	6,118,836

Education — 1.4%
Rutgers - The State University of New Jersey, RB, Series F, 5.00%, 5/01/39	1,499	1,642,050

State — 5.5%
New Jersey EDA, RB, School Facilities Construction (AGC):
6.00%, 12/15/18 (c)	987	1,139,376
6.00%, 12/15/34	2,013	2,323,434
New Jersey EDA, Refunding RB, 5.00%, 3/01/29 (f)	2,787	3,075,794

		6,538,604

Transportation — 13.5%
New Jersey State Turnpike Authority, RB, Series A, 5.00%, 1/01/38 (f)	4,700	5,034,687

BlackRock New Jersey Municipal Income Trust	April 30, 2014	3

Schedule of Investments (continued)	BlackRock New Jersey Municipal Income Trust (BNJ)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)	Par (000)	Value

New Jersey (concluded)
Transportation (concluded)
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A (AMBAC), 5.00%, 12/15/32	$2,000	$2,203,260
Series B, 5.25%, 6/15/36 (f)	2,501	2,713,502
Port Authority of New York & New Jersey, RB, Consolidated, 169th Series, AMT, 5.00%, 10/15/41	3,495	3,678,417
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 152nd Series, AMT, 5.25%, 11/01/35	2,039	2,201,558

		15,831,424

Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 25.6%		30,130,914

Total Long-Term Investments (Cost — $180,768,426) — 162.0%		190,376,295

Short-Term Securities	Shares	Value

BIF New Jersey Municipal Money Fund, 0.00% (g)(h)	1,171,991	$1,171,991

Total Short-Term Securities (Cost — $1,171,991) — 1.0%		1,171,991

Total Investments (Cost — $181,940,417*) — 163.0%		191,548,286
Other Assets Less Liabilities — 2.0%		2,347,906
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (14.7%)		(17,307,678)
VMTP Shares, at Liquidation Value — (50.3%)		(59,100,000)

Net Assets Applicable to Common Shares — 100.0%		$117,488,514

*	As of April 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$164,811,947

Gross unrealized appreciation	$11,530,947
Gross unrealized depreciation	(2,095,890)

Net unrealized appreciation	$9,435,057

Notes to Schedule of Investments
(a)	Non-income producing security.
(b)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(c)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Zero-coupon bond.
(e)	Represent bonds transferred to a TOB. In exchange for which the Trust acquired residual interest certificates. These bonds serve as collateral in a financing transaction.
(f)	All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire from June 15, 2019 to September 1, 2020 is $7,517,578.
(g)	Investments in issuers considered to be an affiliate of the Trust during the period ended April 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2013	Net Activity	Shares Held at April 30, 2014	Income

BIF New Jersey Municipal Money Fund	4,818,896	(3,646,905)	1,171,991	—

(h)	Represents the current yield as of report date.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.

BlackRock New Jersey Municipal Income Trust	April 30, 2014	4

Schedule of Investments (continued)	BlackRock New Jersey Municipal Income Trust (BNJ)

AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

•	Financial futures contracts outstanding as of April 30, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(104)	10-Year U.S. Treasury Note	Chicago Board of Trade	June 2014	$12,939,875	$(11,911)

•For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and derivative financial instruments, please refer to the Trust's most recent financial statements as contained in its semi-annual report.

BlackRock New Jersey Municipal Income Trust	April 30, 2014	5

Schedule of Investments (concluded)	BlackRock New Jersey Municipal Income Trust (BNJ)

The following tables summarize the Trust's investments and derivative financial instruments categorized in the disclosure hierarchy as of April 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$190,376,295	—	$190,376,295
Short-Term Securities	$1,171,991	—	—	1,171,991
Total	$1,171,991	$190,376,295	—	$191,548,286

[1]	See above Schedule of Investments for values in each sector.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(11,911)	—	—	$(11,911)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The carrying amount for certain of the Trust's assets and/or liabilities approximates fair value for financial reporting purposes. As of April 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$160,000	—	—	$160,000
Liabilities:
TOB trust certificates	—	$(17,301,282)	—	(17,301,282)
VMTP Shares	—	(59,100,000)	—	(59,100,000)
Total	$160,000	$(76,401,282)	—	$(76,241,282)

There were no transfers between levels during the period ended April 30, 2014.

BlackRock New Jersey Municipal Income Trust	April 30, 2014	6

Item 2 –	Controls and Procedures
2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3 –	Exhibits
Certifications – Attached hereto
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New Jersey Municipal Income Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New Jersey Municipal Income Trust

Date: June 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New Jersey Municipal Income Trust

Date: June 23, 2014

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New Jersey Municipal Income Trust

Date: June 23, 2014